Shareholders’ Equity	12 Months Ended
Jun. 30, 2026
Equity [Abstract]
Shareholders’ Equity

8. Shareholders’ Equity

Ordinary Shares

The Company is authorized to issue an unlimited number of ordinary shares, without a par value associated with the issuance of shares.

As of June 30, 2026 and 2025, the Company had 50,427,898 and 50,123,630 ordinary shares outstanding, respectively.

Voting Rights: Ordinary shares entitle their holder to one vote, either in person or by proxy, at a meeting of the Company.

Dividends: Holders of ordinary shares are entitled to receive any dividends to the extent permitted by law when, as and if declared by the board of directors.

During the year ended June 30, 2026, the Company did not repurchase any shares under its Share-Buy-Back program. During the years ended June 30, 2025 and 2024, the Company repurchased 17,100 and 49,490 shares under the program at a total cost of $173,965 and $497,659, respectively. All such shares purchased under the share buy-back program were cancelled.

During the years ended June 30, 2026, 2025 and 2024, the Company issued 304,268, 6,250, and 716,932 fully paid ordinary shares, respectively, upon the exercise of performance rights. These transactions resulted in a transfer of $2,067,107, $51,062, and $11,611,515 from additional paid-in capital to ordinary share capital, respectively.

During the years ended June 30, 2026 and 2025, the Company issued 18,483 and 56,700 fully paid ordinary shares directly to consultants and employees. These transactions results in a transfer of $209,960 and $405,909 from additional paid-in capital to ordinary share capital, respectively.